Non-Controlling Interests - Narrative (Details) - Quebrada Blanca SA		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2019
SSM/SC
Disclosure of subsidiaries [line items]
Percent of effective ownership acquired	30.00%
Codelco
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests		10.00%